Accounts Receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	[1]	€ 7,810	€ 7,677
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable		7,896	7,777
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable		€ (86)	€ (100)

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.